CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (CAPITAL DEFICIENCY) - USD ($) $ in Thousands	Number of ordinary shares [Member]		Accumulated other comprehensive income [Member]	Other reserves [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Total
BALANCE at Dec. 31, 2016		[1]	$ 41	$ 2,844	$ 2,485	$ (30,616)	$ (25,246)
BALANCE, shares at Dec. 31, 2016	4,490,720						4,490,720
CHANGES DURING THE YEAR ENDED DECEMBER 31
Loss for the year						(11,197)	$ (11,197)
Share-based compensation				4,885			4,885
Reclassification due to share-based compensation expired				(35)	35
Reclassification of capital contribution from controlling shareholder (note 7a)				(333)	333
BALANCE at Dec. 31, 2017		[1]	41	7,361	2,853	(41,813)	$ (31,558)
BALANCE, shares at Dec. 31, 2017	4,490,720						4,490,720
CHANGES DURING THE YEAR ENDED DECEMBER 31
Loss for the year						(10,304)	$ (10,304)
Share-based compensation				1,233			1,233
Issuance of shares and warrants, net		[1]		427	8,011		8,438
Issuance of shares and warrants, net, shares	1,410,000
Conversion of Preferred shares into Ordinary shares		[1]			32,621		32,621
Conversion of Preferred shares into Ordinary shares, shares	4,905,420
Conversion of convertible loan into Ordinary shares		[1]			4,138		4,138
Conversion of convertible loan into Ordinary shares, shares	622,180
Classification of Warrants to purchase preferred shares and shares into Warrants to purchase ordinary shares				5,548			5,548
Reclassification due to share-based compensation expired				(1,195)	1,195
Exercise of options to ordinary shares		[1]		(304)	304
Exercise of options to ordinary shares, shares	31,460
Reclassification of capital contribution from controlling shareholder (note 7a)				(51)	51
BALANCE at Dec. 31, 2018		[1]	41	13,019	49,173	(52,117)	$ 10,116
BALANCE, shares at Dec. 31, 2018	11,459,780						11,459,780
CHANGES DURING THE YEAR ENDED DECEMBER 31
Loss for the year						(10,795)	$ (10,795)
Share-based compensation				1,483			1,483
Reclassification due to share-based compensation and warrants expired				(2,624)	2,624
Exercise of options to ordinary shares		[1]		(586)	724		$ 138
Exercise of options to ordinary shares, shares	662,251						661,700
Issuance of shares due to exercise of right to purchase ordinary shares		[1]		(99)	199		$ 100
Issuance of shares due to exercise of right to purchase ordinary shares, shares	32,500
Issuance of shares and warrant due to a private placement, net of issuance costs				205	10,672		10,877
Issuance of shares and warrant due to a private placement, net of issuance costs, shares	5,710,153
BALANCE at Dec. 31, 2019		[1]	$ 41	$ 11,398	$ 63,392	$ 62,912	$ 11,919
BALANCE, shares at Dec. 31, 2019	17,864,684						17,864,684

[1]	Represents an amount of less than one thousand.